COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
1.
The Company's office space and office equipment are rented under several operating leases. Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2018	$5,822
2019	4,552
2020	2,093
2021	626
2022 and thereafter	528

$13,621